Common Stock (Details) - Schedule of reserved common stock for future issuance - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reserved common stock for future issuance [Abstract]
Redeemable convertible preferred stock		15,480,195
Outstanding and issued common stock options	2,660,383	2,983,574
Common stock warrants	4,999,883
Shares available for grant under 2019 Equity Incentive Plan		430,893
Shares available for grant under 2021 Equity Incentive Plan	4,422,480
Shares available for grant under 2021 Employee Stock Purchase Plan	550,000
Total shares of common stock reserved	12,632,746	18,894,662